LOANS AND BORROWINGS- Disclosure of information that enables users of financial statements to evaluate changes in liabilities arising from financing activities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liability	$ 181,804	$ 173,904	$ 107,870
Loans and borrowings	364,547	451,525	107,870
Current portion of lease liabilities	16,281	13,076	5,221
Other	7		0
Total current loans and borrowings	17,221	14,258	5,221
Convertible notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Convertible notes	169,243	159,021	0
Accrued interest on convertible notes	933	1,182	0
Other		0
Embedded derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Embedded derivatives	$ 13,500	$ 118,600	$ 0